Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through OCI [Abstract]
Financial assets at fair value through other comprehensive income [text block]

Financial assets at fair value through other comprehensive income

in € m.	Dec 31, 2018	Dec 31, 2017
Securities purchased under resale agreement	1,097	N/A
Debt securities:
German government	7,705	N/A
U.S. Treasury and U.S. government agencies	13,118	N/A
U.S. local (municipal) governments	101	N/A
Other foreign governments	18,152	N/A
Corporates	5,606	N/A
Other asset-backed securities	27	N/A
Mortgage-backed securities, including obligations of U.S. federal agencies	103	N/A
Other debt securities	181	N/A
Total debt securities	44,993	N/A
Loans	5,092	N/A
Total financial assets at fair value through other comprehensive income	51,182	N/A